Investment in equity investees (Details 3) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	May. 22, 2015 CNY (¥) item	Feb. 16, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investments accounted for under the equity method										¥ 5,556,122,000
Total consideration in resources						$ 592,629	¥ 3,838,933,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Carrying value of equity investment										5,556,122,000
Bitauto Group
Schedule of Equity Method Investments [Line Items]
Investments accounted for under the equity method		¥ 5,496,188,000								2,881,194,000
Percentage of outstanding shares subscribed (in percentage)		25.00%
Total consideration for equity investment		¥ 5,496,188,000
Total consideration in cash		2,450,920,000
Total consideration in resources		¥ 3,045,268,000
Total consideration in resources, additional support period from key platform		5 years
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Carrying value of equity investment		¥ 5,496,188,000								2,881,194,000
Proportionate share of investee's net tangible and intangible assets		2,119,109,000								2,422,659,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets		3,377,079,000								458,535,000
The excess of carrying value has been primarily assigned to goodwill		2,846,260,000
The excess of carrying value has been primarily assigned to amortizable intangible assets		707,758,000								611,379,000
The excess of carrying value has been primarily assigned to deferred tax liabilities		¥ (176,939,000)								(152,844,000)
Cumulative gains/(losses) in equity interest										(2,614,994,000)
Impairment charges in connection with the equity method				¥ 2,867,247,000
Fair value of equity method investments										2,881,194,000
Quoted closing stock price | $ / shares						$ 28.28
Weighted average life of the intangible assets		6 years				6 years	6 years
Tuniu Group
Schedule of Equity Method Investments [Line Items]
Investments accounted for under the equity method	¥ 2,494,145,000									2,494,331,000
Percentage of outstanding shares subscribed (in percentage)	28.00%		6.50%					6.50%
Total consideration for equity investment	¥ 2,188,490,000
Total consideration in cash	1,528,275,000		¥ 305,930,000
Total consideration in resources	¥ 660,215,000
Total consideration in resources, with exclusive right	5 years
Number of board seat held | item	1
Unrealized gain, previously recorded, reversed					¥ 14,395,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Carrying value of equity investment	¥ 2,494,145,000									2,494,331,000
Proportionate share of investee's net tangible and intangible assets	1,014,296,000									1,029,698,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets	1,479,849,000									1,464,633,000
The excess of carrying value has been primarily assigned to goodwill	1,212,149,000									1,212,149,000
The excess of carrying value has been primarily assigned to amortizable intangible assets	356,933,000									336,645,000
The excess of carrying value has been primarily assigned to deferred tax liabilities	¥ (89,233,000)									(84,161,000)
Cumulative gains/(losses) in equity interest										186,000
Quoted closing stock price | $ / shares						$ 15.98
Weighted average life of the intangible assets	9 years					9 years	9 years
Aggregate market values										¥ 2,700,098,000
Others, net
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Impairment charges in connection with the cost method							¥ 285,051,000	¥ 0	¥ 0
Share of results of equity investees
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Impairment charges in connection with the equity method							¥ 2,867,247,000	¥ 0	¥ 0